CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 84,000	$ 4,730	$ 818,833
Prepaid expenses	145,330	107,179	342,364
Total current assets	229,330	111,909	1,161,197
Prepaid expenses - noncurrent			107,084
Investments held in Trust Account	22,585,023	25,517,987	233,452,747
Total Assets	22,814,353	25,629,896	234,721,028
Current liabilities:
Accounts payable	4,698,780	783,055	10,035
Accounts payable - related party	15,023	104,808	49,182
Accrued expenses	742,037	1,906,825	126,644
Accrued expense - related party	12,181	10,977
Accrued offering costs	224,235	224,235	231,235
Convertible promissory notes - related party	1,742,552	221,631
Forward purchase units	4,290,000	0
Total current liabilities	11,724,808	3,251,531	417,096
Deferred underwriting fee payable	5,635,000	8,050,000	8,050,000
Total Liabilities	17,359,808	11,301,531	8,467,096
Commitments and Contingencies (Note 7)
Class A ordinary shares subject to possible redemption, 2,080,915 and 2,457,892 shares at redemption value of $10.81 and $10.34 per share at June 30, 2023 and December 31, 2022, respectively	22,485,023	25,417,987	233,450,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(17,031,053)	(11,090,197)	(7,196,643)
Total shareholders' deficit	(17,030,478)	(11,089,622)	(7,196,068)
Total Liabilities and Shareholders' Deficit	22,814,353	25,629,896	234,721,028
Class B Ordinary Shares
Shareholders' Deficit:
Ordinary Shares	$ 575	$ 575	$ 575